Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor,

Class P, Class R and Class R6 Shares (as applicable) of the

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs High Yield Fund

(the “Funds”)

Supplement dated February 14, 2020 to the

Prospectuses and Summary Prospectuses,

each dated July 29, 2019, as supplemented to date

At a meeting held on February 11-12, 2020, the Board of Trustees of the Goldman Sachs Trust approved to remove the potential to impose redemption fees on the Funds’ shares. As of March 16, 2020 (the “Effective Date”), the Funds will no longer charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 or 60 days, as applicable.

Accordingly, as of the Effective Date, all references to redemption fees in the Funds’ Prospectuses and Summary Prospectuses are deleted in their entirety.

Goldman Sachs Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor,

Class P, Class R and Class R6 Shares (as applicable) of the

Goldman Sachs Emerging Markets Debt Fund

(the “Funds”)

Supplement dated February 14, 2020 to the

Prospectuses and Summary Prospectuses,

each dated July 29, 2019, as supplemented to date

At a meeting held on February 11-12, 2020, the Board of Trustees of the Goldman Sachs Trust approved to remove the potential to impose redemption fees on the Funds’ shares. As of March 16, 2020 (the “Effective Date”), the Funds will no longer charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 or 60 days, as applicable.

Accordingly, as of the Effective Date, all references to redemption fees in the Funds’ Prospectuses and Summary Prospectuses are deleted in their entirety.

Goldman Sachs Local Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor,

Class P, Class R and Class R6 Shares (as applicable) of the

Goldman Sachs Local Emerging Markets Debt Fund

(the “Funds”)

Supplement dated February 14, 2020 to the

Prospectuses and Summary Prospectuses,

each dated July 29, 2019, as supplemented to date

At a meeting held on February 11-12, 2020, the Board of Trustees of the Goldman Sachs Trust approved to remove the potential to impose redemption fees on the Funds’ shares. As of March 16, 2020 (the “Effective Date”), the Funds will no longer charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 or 60 days, as applicable.

Accordingly, as of the Effective Date, all references to redemption fees in the Funds’ Prospectuses and Summary Prospectuses are deleted in their entirety.

Goldman Sachs High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor,

Class P, Class R and Class R6 Shares (as applicable) of the

Goldman Sachs High Yield Fund

(the “Funds”)

Supplement dated February 14, 2020 to the

Prospectuses and Summary Prospectuses,

each dated July 29, 2019, as supplemented to date

At a meeting held on February 11-12, 2020, the Board of Trustees of the Goldman Sachs Trust approved to remove the potential to impose redemption fees on the Funds’ shares. As of March 16, 2020 (the “Effective Date”), the Funds will no longer charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 or 60 days, as applicable.

Accordingly, as of the Effective Date, all references to redemption fees in the Funds’ Prospectuses and Summary Prospectuses are deleted in their entirety.